Provision for Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Net-operating loss carryforward	$ 2,985,160	$ 2,811,156	$ 2,328,958	$ 1,917,702
Stock-based compensation	425,412		302,860
Total Deferred Tax Assets	3,410,572	3,159,169	2,631,818	2,159,062
Valuation allowance	(3,410,572)	(3,159,169)	(2,631,818)	(2,159,062)
Deferred Tax Asset, Net